Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Other investments
Schedule of other investments

	As of December 31, 2024
		Unrealized			Balance as
	Original	(losses)	Accumulated	Translation	of year
	cost	gains	impairment	difference	end
	RMB	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	332,025	(148,732)	—	3,884	187,177
Available-for-sale debt securities (Note b)	57,000	—	(3,000)	—	54,000
Equity investments without readily determinable fair value (Note c)	3,221,139	149,182	(355,508)	99,499	3,114,312
Total	3,610,164	450	(358,508)	103,383	3,355,489

	As of December 31, 2025
		Unrealized			Balance as
	Original	(losses)	Accumulated	Translation	of year
	cost	gains	impairment	difference	end
	RMB	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	281,466	(102,977)	—	(4,236)	174,253
Available-for-sale debt securities (Note b)	57,000	—	(3,000)	—	54,000
Equity investments without readily determinable fair value (Note c)	4,599,844	265,119	(336,403)	43,543	4,572,103
Total	4,938,310	162,142	(339,403)	39,307	4,800,356

Notes:

(a)	Equity investments with readily determinable fair value

During the years ended December 31, 2023, 2024 and 2025, disposal of equity investments with readily determinable fair value generated proceeds of nil, RMB7,405 and RMB57, resulting in realized gain of nil, RMB899 and RMB3, respectively.

The Group recorded mark to market adjustments of RMB(22,723), RMB13,403 and RMB(5,229) in investment (loss) gain and revaluation of investments in the consolidated statements of income and comprehensive income during the years ended December 31, 2023, 2024 and 2025, respectively. Dividend of nil, RMB187 and RMB86 was declared to the Group and recorded in investment (loss) gain and revaluation of investments during the years ended December 31, 2023, 2024 and 2025, respectively.

During the year ended December 31, 2024, certain equity investments with readily determinable fair value which were fully impaired with accumulated impairment loss of RMB48,634 were written off as the Group has determined that is not probable for the balance to be recovered or the investees were liquidated.

(b)	Available-for-sale debt securities

During the years ended December 31, 2023, 2024 and 2025, disposal of available-for-sale debt securities generated proceeds of nil, RMB185 and nil resulting in realized loss of nil, RMB2,314 and nil, respectively. The Group recorded impairment loss of nil, RMB3,000 and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Dividend of nil, nil and RMB305 was declared to the Group and recorded in investment gain (loss) and revaluation of investments during the years ended December 31, 2023, 2024 and 2025, respectively.

During the year ended December 31, 2024, certain available-for-sale debt securities which were fully impaired with accumulated impairment loss of RMB35,073 were written off as the Group has determined that is not probable for the balance to be recovered or the investees were liquidated.

(c)	Equity investments without readily determinable fair value

During the years ended December 31, 2023, 2024 and 2025, disposal of equity investments without readily determinable fair value which were impaired with accumulated impairment loss of nil, RMB36,000 and RMB34,555 at cash considerations of nil, RMB7,000 and RMB3,550, resulting in disposal gain(loss) of nil, RMB7,000 and RMB(645) recorded in investment gain (loss) and revaluation of investments.

The Group recorded impairment loss of RMB19,105, RMB58,246 and RMB15,450 for years ended December 31, 2023, 2024 and 2025, respectively for the equity investments without readily determinable fair value.

Dividend of RMB29,790, RMB233,646 and RMB33,829 was declared and recorded in investment gain (loss) and revaluation of investments during the years ended December 31, 2023, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, dividends of RMB28,526, RMB225,212 and nil that was declared and reinvested into the equity investments without readily determinable fair value, respectively.

During the years ended December 31, 2023, 2024 and 2025, fair value changes recognized for equity investments which were measured using NAV practical expedient were RMB(25,122), RMB(103,482) and RMB114,254, respectively.

During the year ended December 31, 2024, certain equity investments without readily determinable fair value which were fully impaired with accumulated impairment loss of RMB192,942 were written off as the Group has determined that is not probable for the balance to be recovered or the investees are liquidated.